Cash and cash equivalents (Details) - MXN ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure Of Cash And Cash Equivalents [Abstract]
Cash and banks	$ 15,464,312	$ 9,890,007	$ 4,774,420
Investments with maturities less than three months	623,898	4,771,961	9,246,071
Cash and cash equivalents	16,088,210	14,661,968	14,020,491	$ 11,028,054
Restricted Cash and Cash Equivalents	24,058	19,236	25,771
Total cash and cash equivalents and restricted cash	$ 16,112,268	$ 14,681,204	$ 14,046,262